Schedule of Oil and Gas Properties (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning Balance			$ 1,420,613	$ 2,224,473	$ 2,224,473
Expenditures			13,202,574		66,122
Depletion	$ (62,888)	$ (109,445)	(211,761)	(343,158)	(415,686)
Change in ARO estimate			(1,016,578)		(454,296)
Foreign currency translation change			(2,011,190)
Ending Balance	11,383,658		11,383,658		1,420,613
South akcakoca sub basin [member]
IfrsStatementLineItems [Line Items]
Beginning Balance			655,029	1,236,954	1,236,954
Expenditures			13,202,574		66,122
Depletion			(66,568)		(188,446)
Change in ARO estimate			(1,011,016)		(459,601)
Foreign currency translation change			(2,011,190)
Ending Balance	10,768,829		10,768,829		655,029
Cendere [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance			765,584	$ 987,519	987,519
Expenditures
Depletion			(145,193)		(227,240)
Change in ARO estimate			(5,562)		5,305
Foreign currency translation change
Ending Balance	$ 614,829		$ 614,829		$ 765,584